Provisions (Details Narrative) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share price	€ 24.5	€ 7.75
Other provisions	€ 15,806,000	€ 2,124,000
UK Supply Agreement [member]
IfrsStatementLineItems [Line Items]
Other provisions	13,500,000
Legal proceedings provision [member]
IfrsStatementLineItems [Line Items]
Other provisions	€ 2,100,000
Proceedings of settlement costs provision [member]
IfrsStatementLineItems [Line Items]
Other provisions		€ 1,900,000